Product Returns Liability - Changes in Holdings' Product Returns Accrual (Detail) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Beginning of period	$ 37,635,000	$ 42,000,000
Expenditures	(8,200,000)	(10,500,000)
Provisions, net	6,700,000	12,600,000
End of period	$ 36,089,000	$ 37,635,000